Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 371,716	$ 309,591	$ 177,341